Other Payables and Accruals (Tables)	8 Months Ended
Dec. 31, 2012
Other Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Other payables and accruals consist of the following:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Accrued salaries, wages and bonus	31,855	37,353	33,303
Accrued electricity and water	5,627	5,868	5,933
Deposit received	2,875	21,446	23,664
Provision for employees’ retirement benefit	7,290	12,175	15,835
Accrued commission and bonus	6,559	7,354	7,412
Accrued transportation expense	1,117	2,204	1,673
Accrued audit and professional fees	3,113	3,395	3,068
Accrued sundries expenses	15,585	16,201	14,118
Other payables	2,942	4,010	3,162
Derivative liabilities	1,540	811	418
Others	2,308	4,292	7,129
	80,811	115,109	115,715